UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Treasury shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings (Accumulated deficit)	Total Cango Inc.'s equity	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2023	$ 30,281	$ (114,425,041)	$ 741,318,327	$ (38,866,587)	$ (55,237,528)	$ 532,819,452	$ 532,819,452
Balance Beginning (in shares) at Dec. 31, 2023	217,835,808
Repurchase of ordinary shares		(12,150,808)				(12,150,808)	(12,150,808)
Repurchase of ordinary shares (in shares)	(10,675,904)
Retirement of ordinary shares	$ (777)	9,719,857	(9,719,080)			0
Exercise of share options		1,365,676	(1,280,383)			85,293	85,293
Exercise of share options (in shares)	260,678
Share-based compensation (note 15)			1,439,843			1,439,843	1,439,843
Net income loss					24,383,759	24,383,759	24,383,759
Foreign currency translation adjustment				(9,116,942)		(9,116,942)	(9,116,942)
Equity, Attributable to Parent, Ending Balance at Jun. 30, 2024	$ 29,504	(115,490,316)	731,758,707	(47,983,529)	(30,853,769)	537,460,597	537,460,597
Balance Ending (in shares) at Jun. 30, 2024	207,420,582
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2024	$ 29,504	(111,567,030)	728,564,614	(49,574,973)	(13,585,217)	553,866,898	553,866,898
Balance Beginning (in shares) at Dec. 31, 2024	207,565,336
Additional issuance of ordinary shares	$ 14,667		411,337,763			411,352,430	411,352,430
Additional issuance of ordinary shares (in shares)	146,670,925
Exercise of share options		1,111,311	(1,041,904)			69,407	$ 69,407
Exercise of share options (in shares)	254,188						254,188
Share-based compensation (note 15)			3,689,080			3,689,080	$ 3,689,080
Net income loss					(367,567,155)	(367,567,155)	(367,567,155)
Release accumulated other comprehensive loss				44,270,340		44,270,340	44,270,340
Foreign currency translation adjustment				$ 5,304,633		5,304,633	5,304,633
Equity, Attributable to Parent, Ending Balance at Jun. 30, 2025	$ 44,171	$ (110,455,719)	$ 1,142,549,553		$ (381,152,372)	$ 650,985,633	$ 650,985,633
Balance Ending (in shares) at Jun. 30, 2025	354,490,449